Income Taxes - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Expense for the year	$ 73.0	$ 99.8
Adjustments in respect of prior years	2.6	(4.1)
Current income tax expense	75.6	95.7
Origination and reversal of temporary differences	22.8	34.9
Impact of changes in tax rates	(0.9)	1.2
Change in unrecognized deductible temporary differences	(8.1)
Adjustments in respect of prior years	(2.9)	1.6
Other	(0.5)	(0.3)
Deferred income tax expense	26.6	37.4
Income tax expense	$ 102.2	$ 133.1